Derivatives and Hedging Activities - Notional Value and Gross Fair Value and Collateral Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives and Hedging Activities
Notional	$ 173,390	$ 143,178
Gross Fair Value Assets, freestanding derivatives	3,007	5,517
Gross Fair Value Liabilities, freestanding derivatives	2,731	4,180
Total Gross Fair Value, derivative assets	3,055	5,576
Total Gross Fair Value, derivative liabilities	3,380	5,552
Fair value of investment securities received as collateral	14	123
Fair value of investment securities received as collateral that can be repledged	5	123
Fair value of investment securities received as collateral that were repledged	0	0
Receivables
Derivatives and Hedging Activities
Gross Fair Value Assets, embedded derivatives	48	59
Policyholder account balances, future policy benefits and claims
Derivatives and Hedging Activities
Fair Value, embedded derivatives, net	649	1,372
IUL embedded derivatives | Policyholder account balances, future policy benefits and claims
Derivatives and Hedging Activities
Gross Fair Value Liabilities, embedded derivatives	$ 739	$ 905
Fixed deferred indexed annuities ceded embedded derivatives
Derivatives and Hedging Activities
Derivative assets, location	Receivables	Receivables
Fixed deferred indexed annuities ceded embedded derivatives | Receivables
Derivatives and Hedging Activities
Gross Fair Value Assets, embedded derivatives	$ 48	$ 59
Fixed deferred indexed annuities embedded derivatives | Policyholder account balances, future policy benefits and claims
Derivatives and Hedging Activities
Gross Fair Value Liabilities, embedded derivatives	47	61
Structured variable annuity embedded derivatives
Derivatives and Hedging Activities
Gross Fair Value Assets, embedded derivatives	331	3
Gross Fair Value Liabilities, embedded derivatives	194	409
Structured variable annuity embedded derivatives | Policyholder account balances, future policy benefits and claims
Derivatives and Hedging Activities
Fair Value, embedded derivatives, net	$ (137)	$ 406
Instruments excluding ceded embedded derivatives
Derivatives and Hedging Activities
Derivative assets, location	Other assets	Other assets
Derivative liabilities, location	Other liabilities	Other liabilities
IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives
Derivatives and Hedging Activities
Derivative liabilities, location	Policyholder account balances, future policy benefits and claims	Policyholder account balances, future policy benefits and claims
Not designated as hedging instruments
Derivatives and Hedging Activities
Notional	$ 173,390	$ 143,178
Not designated as hedging instruments | Other assets
Derivatives and Hedging Activities
Gross Fair Value Assets, freestanding derivatives	3,007	5,517
Not designated as hedging instruments | Other liabilities
Derivatives and Hedging Activities
Gross Fair Value Liabilities, freestanding derivatives	2,731	4,180
Not designated as hedging instruments | Interest rate contracts
Derivatives and Hedging Activities
Notional	101,302	79,459
Not designated as hedging instruments | Interest rate contracts | Other assets
Derivatives and Hedging Activities
Gross Fair Value Assets, freestanding derivatives	267	1,252
Not designated as hedging instruments | Interest rate contracts | Other liabilities
Derivatives and Hedging Activities
Gross Fair Value Liabilities, freestanding derivatives	355	468
Not designated as hedging instruments | Equity contracts
Derivatives and Hedging Activities
Notional	67,416	59,763
Not designated as hedging instruments | Equity contracts | Other assets
Derivatives and Hedging Activities
Gross Fair Value Assets, freestanding derivatives	2,693	4,238
Not designated as hedging instruments | Equity contracts | Other liabilities
Derivatives and Hedging Activities
Gross Fair Value Liabilities, freestanding derivatives	2,366	3,711
Not designated as hedging instruments | Credit contracts
Derivatives and Hedging Activities
Notional	1,802	1,717
Not designated as hedging instruments | Credit contracts | Other assets
Derivatives and Hedging Activities
Gross Fair Value Assets, freestanding derivatives	13	9
Not designated as hedging instruments | Credit contracts | Other liabilities
Derivatives and Hedging Activities
Gross Fair Value Liabilities, freestanding derivatives	0	0
Not designated as hedging instruments | Foreign exchange contracts
Derivatives and Hedging Activities
Notional	2,870	2,239
Not designated as hedging instruments | Foreign exchange contracts | Other assets
Derivatives and Hedging Activities
Gross Fair Value Assets, freestanding derivatives	34	18
Not designated as hedging instruments | Foreign exchange contracts | Other liabilities
Derivatives and Hedging Activities
Gross Fair Value Liabilities, freestanding derivatives	$ 10	$ 1